Revenue - Summary of Revenue by Segment and Asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reportable segments [line items]
Revenue	$ 55,658	$ 53,817	$ 65,098
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	55,658	53,817	65,098
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	18,566	16,027	16,849
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	18,566	16,027	16,849
Operating segments [member] | Copper [member] | Escondida [member]
Disclosure of reportable segments [line items]
Revenue	10,013	8,847	9,500
Operating segments [member] | Copper [member] | Pampa Norte [member]
Disclosure of reportable segments [line items]
Revenue	2,375	2,491	2,670
Operating segments [member] | Copper [member] | Copper South Australia [member]
Disclosure of reportable segments [line items]
Revenue	4,085	2,806	1,776
Operating segments [member] | Copper [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	2,021	1,863	2,903
Operating segments [member] | Copper [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	72	20
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	27,952	24,812	30,767
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	27,952	24,812	30,767
Operating segments [member] | Iron Ore [member] | Western Australia Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	27,805	24,678	30,632
Operating segments [member] | Iron Ore [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	25	21	19
Operating segments [member] | Iron Ore [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	122	113	116
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	7,666	10,958	15,549
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	7,666	10,958	15,549
Operating segments [member] | Coal [member] | BHP Mitsubishi Alliance [Member]
Disclosure of reportable segments [line items]
Revenue	5,873	7,652	10,254
Operating segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure of reportable segments [line items]
Revenue	1,793	3,306	3,035
Operating segments [member] | Coal [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue			2,260
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,474	2,020	1,933
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ 1,474	$ 2,020	$ 1,933